Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Central Index Key	0000846421
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC | DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DWDXX